CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,865	$ 2,345	$ 5,530
Prepaid expenses	195	77	0
Total current assets	5,060	2,422	5,530
Office equipment	16	12	9
Intangible assets	122	136	152
Other assets	3	3	0
Total assets	5,201	2,573	5,691
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	799	728	70
Accrued expenses	1,041	1,292	728
Warrant derivative - short-term	0	1,176	0
Convertible notes - stockholder	105	105	105
Total current liabilities	1,945	3,301	903
Warrant derivative - long-term		0	1,734
Total liabilities	1,945	3,301	2,637
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock	0	0	0
Common stock	3	2	2
Additional paid-in capital	33,582	26,353	23,215
Deficit accumulated during the development-stage	(30,329)	(27,083)	(20,163)
Total stockholders' equity (deficit)	3,256	(728)	3,054
Total liabilities and stockholders' equity	$ 5,201	$ 2,573	$ 5,691